Not FDIC Insured May Lose Value No Bank Guarantee
101-Q1PH

Schedule of Investments
(unaudited)
Templeton Growth Fund, Inc. 2
Notes to Schedule of Investments 5

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited), November 30, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 94.6%
Belgium 2.5%
Anheuser-Busch InBev SA/NV ...... Beverages 3,424,320 $ 201,989,371
China 1.2%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 550,522 96,803,789
France 5.2%
Danone SA ..................... Food Products 2,709,003 142,405,256
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 120,245 93,331,515
Pernod Ricard SA ................ Beverages 481,673 95,575,460
Thales SA ...................... Aerospace & Defense 679,120 86,893,207
418,205,438
Germany 6.0%
Bayer AG ...................... Pharmaceuticals 1,758,900 102,100,726
Continental AG .................. Auto Components 1,821,125 110,236,111
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 3,111,226 97,327,734
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 4,411,231 148,203,711
SAP SE ....................... Software 246,918 27,402,460
485,270,742
Hong Kong 1.8%
AIA Group Ltd. .................. Insurance 14,344,422 145,664,799
Japan 7.1%
Hitachi Ltd. ..................... Industrial Conglomerates 2,090,774 111,817,523
Honda Motor Co. Ltd. ............. Automobiles 4,002,934 97,561,451
Komatsu Ltd. ................... Machinery 4,301,830 99,946,003
Nitori Holdings Co. Ltd. ............ Specialty Retail 1,091,242 125,014,541
Sony Group Corp. ................ Household Durables 1,605,460 133,001,402
567,340,920
Netherlands 1.3%
Shell plc ....................... Oil, Gas & Consumable Fuels 3,544,072 103,758,798
South Korea 2.4%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 3,974,204 193,070,990
Switzerland 0.9%
Adecco Group AG ................ Professional Services 2,198,253 74,729,218
Taiwan 1.0%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 986,427 81,853,713
United Kingdom 12.4%
BAE Systems plc ................ Aerospace & Defense 13,882,048 137,535,418
BP plc ......................... Oil, Gas & Consumable Fuels 37,399,371 223,422,467
Compass Group plc .............. Hotels, Restaurants & Leisure 4,237,511 96,642,582
a
Farfetch Ltd., A .................. Internet & Direct Marketing Retail 2,169,990 18,444,915
a,b
International Consolidated Airlines
Group SA ..................... Airlines 34,033,220 55,809,040
a,c
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 3,157,948 73,177,981
Lloyds Banking Group plc .......... Banks 127,452,481 72,753,290
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 111,728,587 123,846,961
Unilever plc ..................... Personal Products 3,813,784 191,298,849
992,931,503
United States 52.8%
AbbVie, Inc. .................... Biotechnology 1,457,054 234,847,964

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Albemarle Corp. ................. Chemicals 406,004 $ 112,865,052
a
Alphabet, Inc., A ................. Interactive Media & Services 1,267,313 127,985,940
a
Amazon.com, Inc. ................ Internet & Direct Marketing Retail 770,493 74,383,394
American Express Co. ............ Consumer Finance 538,922 84,928,718
Applied Materials, Inc. ............. Semiconductors & Semiconductor Equipment 306,008 33,538,477
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 43,649 90,765,913
Comcast Corp., A ................ Media 3,390,066 124,212,018
a
Dollar Tree, Inc. ................. Multiline Retail 999,129 150,159,097
DuPont de Nemours, Inc. .......... Chemicals 2,419,448 170,595,278
a
DXC Technology Co. .............. IT Services 5,236,228 155,358,885
GSK plc ....................... Pharmaceuticals 5,870,759 99,864,036
a
Haleon plc ..................... Personal Products 17,855,285 62,078,329
HCA Healthcare, Inc. .............. Health Care Providers & Services 886,105 212,860,143
Honeywell International, Inc. ........ Industrial Conglomerates 421,289 92,494,000
a
Hyatt Hotels Corp., A .............. Hotels, Restaurants & Leisure 885,583 88,841,687
a
ICON plc ....................... Life Sciences Tools & Services 410,344 88,404,511
Johnson & Johnson .............. Pharmaceuticals 1,094,406 194,804,268
Lear Corp. ..................... Auto Components 725,225 104,606,454
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 1,088,013 132,530,864
Medtronic plc ................... Health Care Equipment & Supplies 1,996,407 157,796,009
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 1,265,015 72,928,115
Microsoft Corp. .................. Software 301,700 76,975,738
Paramount Global, B .............. Media 4,501,430 90,388,714
Roche Holding AG ............... Pharmaceuticals 190,636 62,262,982
Schneider Electric SE ............. Electrical Equipment 743,197 109,772,151
Starbucks Corp. ................. Hotels, Restaurants & Leisure 1,221,594 124,846,907
TJX Cos., Inc. (The) .............. Specialty Retail 2,847,282 227,924,924
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 1,084,535 164,263,671
UnitedHealth Group, Inc. ........... Health Care Providers & Services 293,856 160,962,563
Visa, Inc., A ..................... IT Services 388,966 84,405,622
a
Walt Disney Co. (The) ............. Entertainment 1,687,549 165,160,421
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 1,502,298 151,867,305
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 1,335,594 160,404,839
4,246,084,989
Total Common Stocks (Cost $7,096,484,472) ....................................
7,607,704,270
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 104,748 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $7,096,484,472) .............................
7,607,704,270
Short Term Investments 6.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 6.1%
Canada 4.6%
National Bank of Canada, 3.81%,
12/01/22 ..................... 217,000,000 217,000,000

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 7 .
Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits
(continued)
Canada (continued)
Royal Bank of Canada, 3.8%, 12/01/22 154,000,000 $ 154,000,000
371,000,000
France 1.5%
Credit Agricole Corporate and
Investment Bank SA, 3.79%, 12/01/22 116,000,000 116,000,000
Total Time Deposits (Cost $487,000,000) .......................................
487,000,000
Shares
Investments from Cash Collateral Received for Loaned
Securities 0.6%
Money Market Funds 0.6%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 3.446% ......... 48,597,788 48,597,788
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$48,597,788) ................................................................
48,597,788
a a a a a
Total Short Term Investments (Cost $535,597,788 ) ...............................
535,597,788
a a a
Total Investments (Cost $7,632,082,260) 101.3% ................................
$8,143,302,058
Other Assets, less Liabilities (1.3)% ...........................................
(101,992,494)
Net Assets 100.0% ...........................................................
$8,041,309,564
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at November 30, 2022.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the value of this security was $73,177,981, representing 0.9% of net assets.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Growth Fund, Inc.

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Templeton Growth Fund, Inc (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Growth Fund, Inc.
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2022, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth Fund, Inc.
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.446% $54,376,208 $67,524,664 $(73,303,084) $— $— $48,597,788 48,597,788 $336,587
Total Affiliated Securities ... $54,376,208 $67,524,664 $(73,303,084) $— $— $48,597,788 $336,587
2. Financial Instrument Valuation
(continued)

Templeton Growth Fund, Inc.
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of November 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period .
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. $ — $ 201,989,371 $ — $ 201,989,371
China ............................... 96,803,789 — — 96,803,789
France ............................... — 418,205,438 — 418,205,438
Germany ............................. — 485,270,742 — 485,270,742
Hong Kong ........................... — 145,664,799 — 145,664,799
Japan ............................... — 567,340,920 — 567,340,920
Netherlands ........................... — 103,758,798 — 103,758,798
South Korea .......................... — 193,070,990 — 193,070,990
Switzerland ........................... — 74,729,218 — 74,729,218
Taiwan ............................... 81,853,713 — — 81,853,713
United Kingdom ........................ 18,444,915 974,486,588 — 992,931,503
United States .......................... 3,912,107,491 333,977,498 — 4,246,084,989
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 48,597,788 487,000,000 — 535,597,788
Total Investments in Securities ........... $4,157,807,696 $3,985,494,362
b
$— $8,143,302,058
a
Includes financial instruments determined to have no value at November 30, 2022.
b
Includes foreign securities valued at $3,498,494,362, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.